Annual
Report

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                                              DECEMBER 31, 2001




MUTUAL SHARES FUND





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FRANKLIN TEMPLETON INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG- TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.


[PHOTO OMITTED]

DAVID J. WINTERS, CFA

PORTFOLIO MANAGER
MUTUAL SHARES FUND

PRESIDENT AND CHIEF INVESTMENT OFFICER
FRANKLIN MUTUAL ADVISERS, LLC



(PHOTO APPEARS HERE)                    (PHOTO APPEARS HERE)

TIMOTHY RANKIN, CFA                     DEBBIE TURNER, CFA

ASSISTANT PORTFOLIO MANAGER             ASSISTANT PORTFOLIO MANAGER
MUTUAL SHARES FUND                      MUTUAL SHARES FUND



                            PETER A. LANGERMAN

                            CHIEF EXECUTIVE OFFICER
                            FRANKLIN MUTUAL ADVISERS, LLC


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FRANKLINTEMPLETON.COM

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SHAREHOLDER LETTER

-------------------------------------------------------------------------------
YOUR FUND'S GOAL: MUTUAL SHARES FUND SEEKS CAPITAL APPRECIATION, WITH INCOME AS A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS AND CONVERTIBLE SECURITIES IN THE U.S. AND OTHER COUNTRIES.
-------------------------------------------------------------------------------


Dear Shareholder:

It's a pleasure to bring you Mutual Shares Fund's annual report for the period ended December 31, 2001. In a difficult investment environment, Mutual Shares Fund - Class Z posted a 6.32% one-year cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund's performance compared favorably with that of its benchmark, the Standard & Poor's 500 Composite Index (S&P 500(R)), which returned -11.88% for the same time.(1) The Lipper Multi-Cap Value Funds Average, composed of 481 funds on December 31, 2001, had a -1.76% return for the 12-month period.(2) Our distinctive investment style has


1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.
2. Source: Lipper Inc. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.



CONTENTS

Shareholder Letter ....................      1

Performance Summary ...................      8

Financial Highlights &
Statement of Investments ..............     12

Financial Statements ..................     26

Notes to
Financial Statements ..................     30

Independent
Auditors' Report ......................     39

Tax Designation .......................     40

Directors and Officers ................     41



(GRAPHIC APPEARS HERE)

FUND CATEGORY

Global
Growth
Growth & Income
                Income Tax-Free Income

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/01


U.S.                                          54.6%
U.K.                                           4.7%
FRANCE                                         2.2%
SPAIN                                          1.8%
SWITZERLAND                                    1.5%
CANADA                                         1.2%
NETHERLANDS                                    1.0%
OTHER COUNTRIES                                3.6%
FIXED INCOME SECURITIES                        7.0%
GOVERNMENT AGENCIES & OTHER NET ASSETS        22.4%



benefited our shareholders, not only this past year, but also over the longer term. We are pleased to report the Fund produced solid results during a difficult year even while major indexes and many other mutual funds generated negative returns.

A decelerating U.S. economy characterized the year under review. After weakening during the first eight months of the year, September 11's terrorist attacks precipitated a short but sharp decline in economic activity. While some areas of business activity, such as auto sales, swiftly recovered to pre-September 11 levels, the overall economy continued to slow throughout most of the remainder of the year. According to the Commerce Department, U.S. gross domestic product contracted 1.3% in the third quarter, the largest decline since 1991. In addition, the National Bureau of Economic Research stated the U.S. economy had officially entered into recession in March 2001. In an attempt to stimulate the economy, the Federal Reserve Board cut interest rates an unprecedented 11 times in 2001, bringing the federal funds target rate to a 40-year low of 1.75%.

We attribute the Fund's relative outperformance primarily to our disciplined, value investment style and our expertise in special situations. Our unique three-pronged approach and conservative management style has produced excellent risk-adjusted returns for our shareholders over the long term. First, we invest the majority of our portfolio in securities we believe are trading at substantial discounts to their underlying intrinsic values. Second, we participate and invest in the distressed or bankruptcy arenas. Lastly, we also seek out investment opportunities in arbitrage and corporation action situations.

Our strategy of investing in undervalued stocks reaped rewards in 2001 as two of our three best performers were purchased by other companies. CIT Group, a finance company, was acquired by Tyco after nearly doubling in price during the year, while Van Melle, a Dutch candy company, was purchased by Perfetti and returned more than 64% in 2001. Another holding that benefited the Fund during the period was Cendant, a consumer and business services provider whose stock price more than doubled.

White Mountains Insurance Group, which has a highly respected management team, contributed to the Fund's performance during 2001. We participated in financing the company's acquisition of the U.S. property and casualty business of CGNU, a U.K. company. The stock market revalued White Mountains' shares significantly higher to reflect this very attractive acquisition. In addition, after the tragic events of September 11, insurance companies worldwide reassessed their businesses and actively re-priced certain historically underpriced products. As a result, we believe that this sector's fundamentals look more promising than they have in some time.

During the year under review, our distressed securities investments materially outperformed the markets in general and contributed substantially to Fund performance. The three largest gainers were California utility PG&E, commercial finance company Finova Capital and Kindred, a nursing home

TOP 10 SECTORS/INDUSTRIES

Based on Equity Securities
12/31/01

                              % OF TOTAL
                              NET ASSETS
----------------------------------------
Media                               8.9%

Diversified Telecommunication
Services                            5.8%

Insurance                           5.3%

Diversified Financials              5.0%

Tobacco                             4.7%

Paper & Forest Products             3.9%

Banks                               3.5%

Multiline Retail                    2.7%

Pharmaceuticals                     2.5%

Real Estate                         2.5%

TOP 10 HOLDINGS
12/31/01

COMPANY
SECTOR/INDUSTRY,                  % OF TOTAL
COUNTRY                           NET ASSETS
---------------------------------------------
Berkshire Hathaway
Inc., A & B                           2.6%
DIVERSIFIED FINANCIALS, U.S.

Telephone & Data
Systems Inc.                          2.3%
DIVERSIFIED TELECOMMUNICATION
SERVICES, U.S.

White Mountains Insurance
Group Inc. (Common &
Restricted)                           2.0%
INSURANCE, U.S.

Federated Department
Stores Inc.                           1.8%
MULTILINE RETAIL, U.S.

Washington Post Co., B                1.7%
MEDIA, U.S.

PG&E Corp. (Common &
Fixed Income)                         1.7%
ELECTRIC UTILITIES, U.S.

Scripps Co., A                        1.6%
MEDIA, U.S.

Canary Wharf Group PLC                1.5%
REAL ESTATE, U.K.

Lagardere SCA                         1.5%
MEDIA, FRANCE

International Paper Co.               1.4%
PAPER & FOREST
PRODUCTS, U.S.


business. Our PG&E investment provides a textbook example of how our expertise in analyzing distressed situations enables us to generate significant returns for our shareholders. PG&E ran into financial difficulties when deregulated wholesale prices soared and a rate freeze in California prevented the company from passing on its higher costs. Forced to sell electricity below cost, Pacific Gas & Electric, a subsidiary of PG&E, filed for bankruptcy in April 2001. Publicly-traded securities in PG&E and its subsidiary were punished. After collecting and reviewing extensive information about the California deregulatory process and the company's assets, we became convinced that PG&E's stock and Pacific Gas & Electric's debt were significantly undervalued. Our research paid off as these investments appreciated considerably. Our investments in Kindred and Finova (sold during the year) also increased in value as both companies successfully reorganized and emerged from bankruptcy.

We constantly monitor our holdings and make adjustments to our portfolio when appropriate. During the year, we increased our pharmaceuticals industry holdings after we found several undervalued securities in the U.S. and Japan. We decreased our nonfood retail exposure after our holdings in this sector appreciated substantially in 2001. We trimmed our positions in Federated Department Stores and May Department Stores and liquidated our position in Sears Roebuck. We also reduced our exposure to media stocks after some of our holdings became fully valued. We sold our positions in Clear Channel and Knight Ridder and realized profits for our shareholders.

Unfortunately, not all of our investments performed as anticipated. Fund holding Railtrack Group, Britain's largest railway infrastructure operator, saw its primary operating subsidiary forced into administration, the British equivalent of bankruptcy, when the government unilaterally withdrew promised funding. We believe this was the same as the government's seizing the equity value of the company without proper compensation. We are working aggressively to obtain the best possible outcome for our shareholders. Another disappointing stock was Qwest Communications, a consumer and business communications services provider. The weakening economy and resulting decrease in demand for telecommunications services impacted Qwest's revenues and cash flow more severely than we expected.

Looking forward to 2002, we are hopeful that the markets will continue to offer attractive investment opportunities in the distressed arena, as many overleveraged but operationally viable companies are pushed to the financial brink. We are also optimistic that we will continue to find undervalued securities of companies with sound businesses, valuable assets, strong management teams and solid balance sheets. Lastly, with many stocks beaten down and interest rates significantly lower than a year ago, we expect to find numerous investment opportunities in deals, corporate actions and risk arbitrage, as some industries such as health care, financials and leisure continue to consolidate.

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------


As always, we will endeavor to deliver attractive risk-adjusted returns through the application of fundamental analysis and our philosophy of buying materially underpriced securities.

We appreciate your participation in Mutual Shares Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,

/s/ David J. Winters, CFA
-------------------------
David J. Winters, CFA
Portfolio Manager


/s/ Timothy Rankin, CFA
-------------------------
Timothy Rankin, CFA
Assistant Portfolio Manager


/s/ Debbie Turner, CFA
-------------------------
Debbie Turner, CFA
Assistant Portfolio Manager


Mutual Shares Fund

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The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
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                                                                              7

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CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in tHe prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual Shares Fund paid distributions derived from long-term capital gains totaling 92.87 cents ($0.9287) per share in June and December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).



PERFORMANCE SUMMARY AS OF 12/31/01

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRICE AND DISTRIBUTION INFORMATION


CLASS Z                         CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.35         $19.44    $19.79
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                 $0.2435
Short-Term Capital Gain         $0.4200
Long-Term Capital Gain          $0.9287
                                -------
       Total                    $1.5922

CLASS A                         CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.36         $19.37    $19.73
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                 $0.1775
Short-Term Capital Gain         $0.4200
Long-Term Capital Gain          $0.9287
                                -------
       Total                    $1.5262

CLASS B                         CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.44         $19.12    $19.56
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                 $0.1181
Short-Term Capital Gain         $0.4200
Long-Term Capital Gain          $0.9287
                                -------
       Total                    $1.4668

CLASS C                         CHANGE        12/31/01  12/31/00
----------------------------------------------------------------
Net Asset Value (NAV)           -$0.37         $19.26    $19.63
DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                 $0.0537
Short-Term Capital Gain         $0.4200
Long-Term Capital Gain          $0.9287
                                -------
       Total                    $1.4024




              Past performance does not guarantee future results.
8

PERFORMANCE

CLASS Z                               1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------
Cumulative Total Return(1)              6.32%   76.69%   322.75%
Average Annual Total Return(2)          6.32%   12.06%    15.51%
Value of $10,000 Investment(3)        $10,632  $17,669   $42,275


                                                       INCEPTION
CLASS A                               1-YEAR   5-YEAR  (11/1/96)
----------------------------------------------------------------
Cumulative Total Return(1)             5.94%    73.58%    85.13%
Average Annual Total Return(2)        -0.13%    10.35%    11.38%
Value of $10,000 Investment(3)        $9,987   $16,360   $17,491


                                                      INCEPTION
CLASS B                                        1-YEAR  (1/1/99)
----------------------------------------------------------------
Cumulative Total Return(1)                       5.26%    33.71%
Average Annual Total Return(2)                   1.35%     9.40%
Value of $10,000 Investment(3)                 $10,135   $13,207


                                                      INCEPTION
CLASS C                               1-YEAR   5-YEAR  (11/1/96)
----------------------------------------------------------------
Cumulative Total Return(1)              5.26%   68.09%    79.13%
Average Annual Total Return(2)          3.23%   10.72%    11.73%
Value of $10,000 Investment(3)        $10,323  $16,641   $17,778



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.




1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Past performance does not guarantee future results.
                                                                               9

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.


AVERAGE ANNUAL TOTAL RETURN

CLASS Z             12/31/01
----------------------------
1-Year                 6.32%
5-Year                12.06%
10-Year               15.51%




                                [GRAPHIC OMITTED]

     EDGAR representation of data points used in printed graphic as follows:

Class Z (1/1/92-12/31/01)

                                              Lipper Multi-Cap
                   Mutual Shares                Value Funds
Date                   Fund         S&P 500        Average
----------         -------------    -------   -----------------
01/01/1992           $10,000        $10,000        $10,000
12/31/1992           $12,133        $10,761        $11,225        7.61%        12.25%
12/31/1993           $14,679        $11,844        $12,960       10.06%        15.46%
12/31/1994           $15,347        $12,000        $12,909        1.32%        -0.40%
12/31/1995           $19,814        $16,503        $17,064       37.53%        32.19%
12/31/1996           $23,927        $20,291        $20,538       22.95%        20.36%
12/31/1997           $30,238        $27,058        $26,124       33.35%        27.20%
12/31/1998           $30,378        $34,791        $28,912       28.58%        10.67%
12/31/1999           $34,930        $42,111        $31,520       21.04%         9.02%
12/31/2000           $39,762        $38,279        $34,880       -9.10%        10.66%
12/31/2001           $42,275        $33,732        $34,262      -11.88%        -1.77%



AVERAGE ANNUAL TOTAL RETURN

CLASS A                   12/31/01
----------------------------------
1-Year                      -0.13%
5-Year                      10.35%
Since Inception (11/1/96)   11.38%




                                [GRAPHIC OMITTED]

     EDGAR representation of data points used in printed graphic as follows:



Class A (11/1/96-12/31/01)
                                             Lipper Multi-Cap
                  Mutual Shares                Value Funds
Date                 Fund          S&P 500       Average
----------        -------------    -------   -----------------
11/01/1996          $9,425         $10,000       $10,000
11/30/1996          $9,968         $10,755       $10,687        7.55%   6.87%
12/31/1996         $10,077         $10,542       $10,615       -1.98%  -0.67%
01/31/1997         $10,391         $11,200       $11,053        6.24%   4.12%
02/28/1997         $10,635         $11,288       $11,137        0.79%   0.76%
03/31/1997         $10,494         $10,826       $10,754       -4.10%  -3.44%
04/30/1997         $10,602         $11,471       $11,075        5.96%   2.99%
05/31/1997         $11,102         $12,168       $11,807        6.08%   6.61%
06/30/1997         $11,438         $12,713       $12,243        4.48%   3.69%
07/31/1997         $12,072         $13,724       $13,151        7.95%   7.42%
08/31/1997         $11,989         $12,955       $12,832       -5.60%  -2.43%
09/30/1997         $12,533         $13,664       $13,521        5.47%   5.37%
10/31/1997         $12,308         $13,208       $12,996       -3.34%  -3.88%
11/30/1997         $12,462         $13,819       $13,261        4.63%   2.04%
12/31/1997         $12,698         $14,057       $13,474        1.72%   1.60%
01/31/1998         $12,597         $14,212       $13,432        1.10%  -0.31%
02/28/1998         $13,325         $15,236       $14,373        7.21%   7.01%
03/31/1998         $13,767         $16,016       $15,013        5.12%   4.45%
04/30/1998         $13,714         $16,178       $15,093        1.01%   0.53%
05/31/1998         $13,582         $15,900       $14,738       -1.72%  -2.35%
06/30/1998         $13,517         $16,545       $14,826        4.06%   0.60%
07/31/1998         $13,149         $16,370       $14,347       -1.06%  -3.23%
08/31/1998         $11,293         $14,006       $12,154      -14.44% -15.29%
09/30/1998         $11,214         $14,904       $12,748        6.41%   4.89%
10/31/1998         $11,948         $16,116       $13,787        8.13%   8.15%
11/30/1998         $12,585         $17,092       $14,418        6.06%   4.58%
12/31/1998         $12,699         $18,077       $14,897        5.76%   3.32%
01/31/1999         $12,901         $18,832       $15,000        4.18%   0.69%
02/28/1999         $12,726         $18,247       $14,568       -3.11%  -2.88%
03/31/1999         $13,318         $18,977       $14,983        4.00%   2.85%
04/30/1999         $14,341         $19,711       $16,150        3.87%   7.79%
05/31/1999         $14,407         $19,246       $16,087       -2.36%  -0.39%
06/30/1999         $14,819         $20,314       $16,670        5.55%   3.62%
07/31/1999         $14,401         $19,680       $16,190       -3.12%  -2.88%
08/31/1999         $13,837         $19,582       $15,709       -0.50%  -2.97%
09/30/1999         $13,479         $19,045       $15,084       -2.74%  -3.98%
10/31/1999         $14,003         $20,251       $15,587        6.33%   3.34%
11/30/1999         $14,262         $20,662       $15,706        2.03%   0.76%
12/31/1999         $14,557         $21,879       $16,211        5.89%   3.22%
01/31/2000         $14,072         $20,780       $15,514       -5.02%  -4.30%
02/29/2000         $13,493         $20,388       $14,925       -1.89%  -3.80%
03/31/2000         $14,886         $22,382       $16,499        9.78%  10.55%
04/30/2000         $14,722         $21,708       $16,458       -3.01%  -0.25%
05/31/2000         $14,907         $21,263       $16,606       -2.05%   0.90%
06/30/2000         $14,639         $21,788       $16,238        2.47%  -2.22%
07/31/2000         $15,040         $21,448       $16,330       -1.56%   0.57%
08/31/2000         $15,797         $22,780       $17,387        6.21%   6.47%
09/30/2000         $15,774         $21,577       $17,234       -5.28%  -0.88%
10/31/2000         $16,152         $21,487       $17,649       -0.42%   2.41%
11/30/2000         $15,635         $19,794       $16,977       -7.88%  -3.81%
12/31/2000         $16,511         $19,891       $17,963        0.49%   5.81%
01/31/2001         $17,482         $20,597       $18,459        3.55%   2.76%
02/28/2001         $17,482         $18,720       $17,881       -9.11%  -3.13%
03/31/2001         $17,030         $17,535       $17,223       -6.33%  -3.68%
04/30/2001         $17,724         $18,896       $18,224        7.76%   5.81%
05/31/2001         $18,335         $19,023       $18,590        0.67%   2.01%
06/30/2001         $18,443         $18,560       $18,233       -2.43%  -1.92%
07/31/2001         $18,434         $18,379       $18,151       -0.98%  -0.45%
08/31/2001         $18,004         $17,230       $17,478       -6.25%  -3.71%
09/30/2001         $16,409         $15,839       $15,950       -8.07%  -8.74%
10/31/2001         $16,340         $16,142       $16,183        1.91%   1.46%
11/30/2001         $17,012         $17,380       $17,243        7.67%   6.55%
12/31/2001         $17,491         $17,533       $17,681        0.88%   2.54%




              Past performance does not guarantee future results.
10

AVERAGE ANNUAL TOTAL RETURN


CLASS B                   12/31/01
----------------------------------
1-Year                       1.35%
Since Inception (1/1/99)     9.40%


                                [GRAPHIC OMITTED]

     EDGAR representation of data points used in printed graphic as follows:

Class B (1/1/99-12/31/01)
                                          Lipper Multi-Cap
                 Mutual Shares             Value Funds
Date                 Fund        S&P 500     Average
----------      -------------    -------  ----------------
01/01/1999         $10,000       $10,000     $10,000
01/31/1999         $10,154       $10,418     $10,069      4.18%       0.69%
02/28/1999         $10,005       $10,094      $9,779     -3.11%      -2.88%
03/31/1999         $10,467       $10,498     $10,058      4.00%       2.85%
04/30/1999         $11,262       $10,904     $10,841      3.87%       7.79%
05/31/1999         $11,313       $10,647     $10,799     -2.36%      -0.39%
06/30/1999         $11,627       $11,238     $11,190      5.55%       3.62%
07/31/1999         $11,293       $10,887     $10,868     -3.12%      -2.88%
08/31/1999         $10,844       $10,833     $10,545     -0.50%      -2.97%
09/30/1999         $10,556       $10,536     $10,125     -2.74%      -3.98%
10/31/1999         $10,964       $11,203     $10,463      6.33%       3.34%
11/30/1999         $11,157       $11,430     $10,543      2.03%       0.76%
12/31/1999         $11,382       $12,103     $10,882      5.89%       3.22%
01/31/2000         $11,000       $11,496     $10,414     -5.02%      -4.30%
02/29/2000         $10,539       $11,278     $10,019     -1.89%      -3.80%
03/31/2000         $11,618       $12,381     $11,076      9.78%      10.55%
04/30/2000         $11,489       $12,009     $11,048     -3.01%      -0.25%
05/31/2000         $11,624       $11,763     $11,147     -2.05%       0.90%
06/30/2000         $11,411       $12,053     $10,900      2.47%      -2.22%
07/31/2000         $11,720       $11,865     $10,962     -1.56%       0.57%
08/31/2000         $12,303       $12,602     $11,671      6.21%       6.47%
09/30/2000         $12,279       $11,937     $11,569     -5.28%      -0.88%
10/31/2000         $12,558       $11,886     $11,847     -0.42%       2.41%
11/30/2000         $12,157       $10,950     $11,396     -7.88%      -3.81%
12/31/2000         $12,827       $11,003     $12,058      0.49%       5.81%
01/31/2001         $13,574       $11,394     $12,391      3.55%       2.76%
02/28/2001         $13,568       $10,356     $12,003     -9.11%      -3.13%
03/31/2001         $13,213        $9,700     $11,561     -6.33%      -3.68%
04/30/2001         $13,745       $10,453     $12,233      7.76%       5.81%
05/31/2001         $14,204       $10,523     $12,479      0.67%       2.01%
06/30/2001         $14,279       $10,268     $12,239     -2.43%      -1.92%
07/31/2001         $14,265       $10,167     $12,184     -0.98%      -0.45%
08/31/2001         $13,921        $9,532     $11,732     -6.25%      -3.71%
09/30/2001         $12,691        $8,762     $10,707     -8.07%      -8.74%
10/31/2001         $12,624        $8,930     $10,863      1.91%       1.46%
11/30/2001         $13,144        $9,615     $11,575      7.67%       6.55%
12/31/2001         $13,207        $9,699     $11,869      0.88%       2.54%





AVERAGE ANNUAL TOTAL RETURN

CLASS C                   12/31/01
----------------------------------
1-Year                       3.23%
5-Year                      10.72%
Since Inception (11/1/96)   11.73%


                                [GRAPHIC OMITTED]

     EDGAR representation of data points used in printed graphic as follows:


Class C (11/1/96-12/31/01)
                                          Lipper Multi-Cap
                 Mutual Shares             Value Funds
Date                 Fund        S&P 500     Average
----------      -------------    -------  ----------------
11/01/1996          $9,900       $10,000      $10,000
11/30/1996         $10,467       $10,755      $10,687        7.55%      6.87%
12/31/1996         $10,576       $10,542      $10,615       -1.98%     -0.67%
01/31/1997         $10,901       $11,200      $11,053        6.24%      4.12%
02/28/1997         $11,154       $11,288      $11,137        0.79%      0.76%
03/31/1997         $10,995       $10,826      $10,754       -4.10%     -3.44%
04/30/1997         $11,103       $11,471      $11,075        5.96%      2.99%
05/31/1997         $11,621       $12,168      $11,807        6.08%      6.61%
06/30/1997         $11,969       $12,713      $12,243        4.48%      3.69%
07/31/1997         $12,624       $13,724      $13,151        7.95%      7.42%
08/31/1997         $12,526       $12,955      $12,832       -5.60%     -2.43%
09/30/1997         $13,090       $13,664      $13,521        5.47%      5.37%
10/31/1997         $12,848       $13,208      $12,996       -3.34%     -3.88%
11/30/1997         $13,004       $13,819      $13,261        4.63%      2.04%
12/31/1997         $13,235       $14,057      $13,474        1.72%      1.60%
01/31/1998         $13,129       $14,212      $13,432        1.10%     -0.31%
02/28/1998         $13,879       $15,236      $14,373        7.21%      7.01%
03/31/1998         $14,329       $16,016      $15,013        5.12%      4.45%
04/30/1998         $14,266       $16,178      $15,093        1.01%      0.53%
05/31/1998         $14,123       $15,900      $14,738       -1.72%     -2.35%
06/30/1998         $14,048       $16,545      $14,826        4.06%      0.60%
07/31/1998         $13,661       $16,370      $14,347       -1.06%     -3.23%
08/31/1998         $11,720       $14,006      $12,154      -14.44%    -15.29%
09/30/1998         $11,638       $14,904      $12,748        6.41%      4.89%
10/31/1998         $12,392       $16,116      $13,787        8.13%      8.15%
11/30/1998         $13,045       $17,092      $14,418        6.06%      4.58%
12/31/1998         $13,163       $18,077      $14,897        5.76%      3.32%
01/31/1999         $13,359       $18,832      $15,000        4.18%      0.69%
02/28/1999         $13,170       $18,247      $14,568       -3.11%     -2.88%
03/31/1999         $13,773       $18,977      $14,983        4.00%      2.85%
04/30/1999         $14,824       $19,711      $16,150        3.87%      7.79%
05/31/1999         $14,892       $19,246      $16,087       -2.36%     -0.39%
06/30/1999         $15,305       $20,314      $16,670        5.55%      3.62%
07/31/1999         $14,864       $19,680      $16,190       -3.12%     -2.88%
08/31/1999         $14,278       $19,582      $15,709       -0.50%     -2.97%
09/30/1999         $13,899       $19,045      $15,084       -2.74%     -3.98%
10/31/1999         $14,430       $20,251      $15,587        6.33%      3.34%
11/30/1999         $14,692       $20,662      $15,706        2.03%      0.76%
12/31/1999         $14,989       $21,879      $16,211        5.89%      3.22%
01/31/2000         $14,479       $20,780      $15,514       -5.02%     -4.30%
02/29/2000         $13,873       $20,388      $14,925       -1.89%     -3.80%
03/31/2000         $15,299       $22,382      $16,499        9.78%     10.55%
04/30/2000         $15,129       $21,708      $16,458       -3.01%     -0.25%
05/31/2000         $15,307       $21,263      $16,606       -2.05%      0.90%
06/30/2000         $15,026       $21,788      $16,238        2.47%     -2.22%
07/31/2000         $15,432       $21,448      $16,330       -1.56%      0.57%
08/31/2000         $16,198       $22,780      $17,387        6.21%      6.47%
09/30/2000         $16,166       $21,577      $17,234       -5.28%     -0.88%
10/31/2000         $16,533       $21,487      $17,649       -0.42%      2.41%
11/30/2000         $16,006       $19,794      $16,977       -7.88%     -3.81%
12/31/2000         $16,890       $19,891      $17,963        0.49%      5.81%
01/31/2001         $17,870       $20,597      $18,459        3.55%      2.76%
02/28/2001         $17,862       $18,720      $17,881       -9.11%     -3.13%
03/31/2001         $17,397       $17,535      $17,223       -6.33%     -3.68%
04/30/2001         $18,094       $18,896      $18,224        7.76%      5.81%
05/31/2001         $18,705       $19,023      $18,590        0.67%      2.01%
06/30/2001         $18,807       $18,560      $18,233       -2.43%     -1.92%
07/31/2001         $18,781       $18,379      $18,151       -0.98%     -0.45%
08/31/2001         $18,338       $17,230      $17,478       -6.25%     -3.71%
09/30/2001         $16,708       $15,839      $15,950       -8.07%     -8.74%
10/31/2001         $16,628       $16,142      $16,183        1.91%      1.46%
11/30/2001         $17,301       $17,380      $17,243        7.67%      6.55%
12/31/2001         $17,778       $17,533      $17,681        0.88%      2.54%



4. Sources: Standard & Poor's Micropal; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Lipper Multi-Cap Value Funds Average is an equally-weighted average consisting of 481 mutual funds (including Mutual Shares Fund) within the Multi-Cap Value investment objective. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if such charges had been considered.

Past performance does not guarantee future results.

MUTUAL SHARES FUND

Financial Highlights

                                                                                            CLASS Z
                                                                -------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                      2001        2000        1999        1998          1997
                                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................     $19.79      $20.43      $19.55      $21.30        $18.57
                                                                -------------------------------------------------------------
Income from investment operations:
 Net investment income ........................................        .29         .34         .33         .53           .42
 Net realized and unrealized gains (losses) ...................        .95        2.23        2.55        (.46)         4.43
                                                                -------------------------------------------------------------
Total from investment operations ..............................       1.24        2.57        2.88         .07          4.85
                                                                -------------------------------------------------------------
Less distributions from:
 Net investment income ........................................       (.24)       (.70)       (.42)       (.53)         (.54)
 Net realized gains ...........................................      (1.35)      (2.51)      (1.58)      (1.29)        (1.58)
                                                                -------------------------------------------------------------
Total distributions ...........................................      (1.59)      (3.21)      (2.00)      (1.82)        (2.12)
                                                                -------------------------------------------------------------
Net asset value, end of year ..................................     $19.44      $19.79      $20.43      $19.55        $21.30
                                                                =============================================================
Total return ..................................................      6.32%      13.83%      14.95%        .45%        26.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................... $5,465,075  $5,359,319  $5,571,867  $6,279,026    $7,918,986
Ratios to average net assets:
 Expenses(a) ..................................................       .78%        .79%        .77%        .76%          .76%
 Expenses, excluding waiver and payments by affiliate(a) ......       .78%        .82%        .81%        .80%          .79%
 Net investment income ........................................      1.40%       1.69%       1.58%       2.15%         1.92%
Portfolio turnover rate .......................................     52.98%      63.22%      66.24%      69.46%        49.61%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets, would have been:
Expenses ......................................................       .77%        .76%       .75%        .73%          .72%
Expenses, excluding waiver and payments by affiliate ..........       .77%        .79%       .79%        .77%          .75%



+Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL SHARES FUND
Financial Highlights (CONTINUED)

                                                                                            CLASS A
                                                                -------------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                      2001+       2000+       1999+       1998          1997+
                                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................     $19.73      $20.38      $19.50      $21.26        $18.56
                                                                -------------------------------------------------------------
Income from investment operations:
 Net investment income ........................................        .22         .27         .26         .40           .34
 Net realized and unrealized gains (losses) ...................        .95        2.22        2.54        (.41)         4.43
                                                                -------------------------------------------------------------
Total from investment operations ..............................       1.17        2.49        2.80        (.01)         4.77

Less distributions from:
 Net investment income ........................................       (.18)       (.63)       (.34)       (.46)         (.49)
 Net realized gains ...........................................      (1.35)      (2.51)      (1.58)      (1.29)        (1.58)
                                                                -------------------------------------------------------------
Total distributions ...........................................      (1.53)      (3.14)      (1.92)      (1.75)        (2.07)

Net asset value, end of year ..................................     $19.37      $19.73      $20.38      $19.50        $21.26
                                                                ============================================================
Total return* .................................................      5.94%      13.42%      14.57%        .06%        26.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................... $1,580,046  $1,283,230  $1,365,694  $1,509,647    $1,043,262
Ratios to average net assets:
 Expenses(a) ..................................................      1.13%       1.14%       1.12%       1.11%         1.11%
 Expenses, excluding waiver and payments by affiliate(a) ......      1.13%       1.17%       1.16%       1.15%
 Net investment income ........................................      1.05%       1.34%       1.23%       1.78%         1.58%
Portfolio turnover rate .......................................     52.98%      63.22%      66.24%      69.46%        49.61%
(a)Excluding dividend expense on securities sold short, the
 ratios expenses and expenses, excluding waiver and payments by affiliate to average net assets, would have been:
Expenses ......................................................      1.12%       1.11%       1.10%       1.08%         1.07%
Expenses, excluding waiver and payments by affiliate ..........      1.12%       1.14%       1.14%       1.12%         1.10%



*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.

MUTUAL SHARES FUND
Financial Highlights (CONTINUED)


                                                                              CLASS B
                                                                 -----------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------
                                                                     2001         2000         1999+
                                                                 -----------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................    $19.56       $20.26       $19.50
                                                                 -----------------------------------
Income from investment operations:
 Net investment income ........................................
 Net realized and unrealized gains ............................       .08          .14          .09
                                                                      .95         2.20         2.55
                                                                 -----------------------------------
                                                                     1.03         2.34         2.64
Less distributions from:
 Net investment income ........................................      (.12)        (.53)        (.30)
 Net realized gains ...........................................     (1.35)       (2.51)       (1.58)
                                                                 -----------------------------------
Total distributions ...........................................     (1.47)       (3.04)       (1.88)
                                                                   $19.12       $19.56       $20.26
                                                                 ===================================
                                                                    5.26%       12.69%       13.76%
Total return* .................................................

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................  $126,579      $34,778      $21,634
Ratios to average net assets:
 Expenses(a) ..................................................     1.78%        1.79%        1.77%
 Expenses, excluding waiver and payments by affiliate(a) ......     1.78%        1.82%        1.81%
 Net investment income ........................................      .37%         .70%         .46%
Portfolio turnover rate .......................................    52.98%       63.22%       66.24%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets, would have been:
Expenses ......................................................
Expenses, excluding waiver and payments by affiliate ..........     1.77%        1.76%        1.75%
                                                                    1.77%        1.79%        1.79%




*Total return does not reflect the contingent deferred sales charge. +Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.

MUTUAL SHARES FUND
Financial Highlights (CONTINUED)

                                                                                            CLASS C
                                                                  ----------------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------
                                                                      2001+       2000+        1999+        1998       1997+
                                                                  ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................     $19.63      $20.29       $19.41       $21.18     $18.56
                                                                  ----------------------------------------------------------
Income from investment operations:
 Net investment income ........................................        .08         .14          .12          .28        .20
 Net realized and unrealized gains (losses) ...................        .95        2.20         2.53         (.43)      4.42
                                                                  ----------------------------------------------------------
Total from investment operations ..............................       1.03        2.34         2.65         (.15)      4.62

Less distributions from:
 Net investment income ........................................       (.05)       (.49)        (.20)        (.33)      (.42)
 Net realized gains ...........................................      (1.35)      (2.51)       (1.57)       (1.29)     (1.58)
                                                                  ----------------------------------------------------------
Total distributions ...........................................      (1.40)      (3.00)       (1.77)       (1.62)     (2.00)

Net asset value, end of year ..................................     $19.26      $19.63       $20.29       $19.41     $21.18
                                                                  ==========================================================
Total return* .................................................      5.26%      12.68%       13.87%       (.59)%     25.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................   $885,658    $759,477     $890,712     $993,931   $636,838
Ratios to average net assets:
 Expenses(a) ..................................................      1.78%       1.78%        1.76%        1.76%      1.76%
 Expenses, excluding waiver and payments by affiliate(a) ......      1.78%       1.81%        1.80%        1.80%      1.79%
 Net investment income ........................................       .40%        .70%         .59%        1.12%       .92%
Portfolio turnover rate .......................................     52.98%      63.22%       66.24%       69.46%     49.61%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets, would have been:
Expenses ......................................................
Expenses, excluding waiver and payments by affiliate ..........      1.77%       1.75%        1.74%        1.73%      1.72%
                                                                     1.77%       1.78%        1.78%        1.77%      1.75%


*Total return does not reflect sales commissions or the contingent deferred sales charge
+Based on average weighted shares outstanding.



                       See notes to financial statements.
                                                                              15

MUTUAL SHARES FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2001

                                                                                  SHARES/
                                                                  COUNTRY        WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS 70.2%
     AEROSPACE & DEFENSE .7%
     Goodrich Corp. .......................................     United States   1,095,189    $   29,153,931
     Honeywell International Inc. .........................     United States     718,310        24,293,244
                                                                                             --------------
                                                                                                 53,447,175
                                                                                             --------------
     AUTO COMPONENTS .3%
     Delphi Automotive Systems Corp. ......................     United States   1,837,594        25,101,534
                                                                                             --------------
     BANKS 3.5%
     Bank of America Corp. ................................     United States     281,535        17,722,628
     Bank of Ireland ......................................    Irish Republic   4,221,511        39,167,070
     Fleet Boston Financial Corp. .........................     United States   1,263,105        46,103,332
     Greenpoint Financial Corp. ...........................     United States   1,300,802        46,503,672
*+(R)Nippon Investment LLC ................................     United States  18,938,000        18,938,000
     Sovereign Bancorp Inc. ...............................     United States   5,828,890        71,345,614
     U.S. Bancorp .........................................     United States   1,851,940        38,761,104
                                                                                             --------------
                                                                                                278,541,420
                                                                                             --------------
     BEVERAGES 1.1%
     Brown-Forman Corp., A ................................     United States      61,030         3,902,868
     Brown-Forman Corp., B ................................     United States     946,100        59,225,860
     Pepsi Bottling Group Inc. ............................     United States   1,235,580        29,036,130
                                                                                             --------------
                                                                                                 92,164,858
                                                                                             --------------
    *BIOTECHNOLOGY
     Immunex Corp. ........................................     United States      57,700         1,493,569
                                                                                             --------------
    *BUILDING PRODUCTS .4%
     American Standard Cos. Inc. ..........................     United States     463,015        31,591,513
                                                                                             --------------
     CHEMICALS 1.6%
     Akzo Nobel NV ........................................      Netherlands    1,570,523        70,129,490
    *Syngenta AG ..........................................      Switzerland    1,101,818        57,073,542
                                                                                             --------------
                                                                                                127,203,032
                                                                                             --------------
     COMMERCIAL SERVICES & SUPPLIES 2.4%
    *Cendant Corp. ........................................     United States   3,558,084        69,774,027
    *Republic Services Inc. ...............................     United States   4,147,200        82,819,584
     Waste Management Inc. ................................     United States   1,240,852        39,595,588
                                                                                             --------------
                                                                                               192,189,199
                                                                                             --------------
    *COMPUTERS & PERIPHERALS .5%
     Apple Computer Inc. ..................................     United States   1,779,569        38,972,561
   *+DecisionOne Corp. ....................................     United States     457,492           457,492
                                                                                              -------------
                                                                                                 39,430,053
                                                                                              -------------
     CONSTRUCTION MATERIALS .7%
     Martin Marietta Materials Inc. ........................    United States   1,232,550        57,436,830
                                                                                              -------------

MUTUAL SHARES FUND

                                                                                  SHARES/
                                                                  COUNTRY        WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     DIVERSIFIED FINANCIALS 5.0%
     Bear Stearns Cos. Inc. .............................       United States   1,711,704    $  100,374,323
    *Berkshire Hathaway Inc., A .........................       United States       1,230        92,988,000
    *Berkshire Hathaway Inc., B .........................       United States      44,965       113,536,625
     JP Morgan Chase & Co. ..............................       United States   1,531,144        55,657,084
   *+MFN Financial Corp. ................................       United States     573,852         5,193,361
     Stilwell Financial Inc. ............................       United States   1,174,060        31,957,913
                                                                                             --------------
                                                                                                399,707,306
                                                                                             --------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
     AT&T Corp.  ........................................       United States   4,978,481        90,309,646
     BellSouth Corp. ....................................       United States   1,022,695        39,015,814
    *Koninklijke KPN NV .................................        Netherlands      707,400         3,596,554
     Qwest Communications International Inc. ............       United States   2,453,325        34,665,482
     Sprint Corp. FON Group .............................       United States   4,262,515        85,591,301
     TDC AS .............................................          Denmark        730,065        26,010,052
     Telephone & Data Systems Inc. ......................       United States   2,094,925       188,019,519
                                                                                             --------------
                                                                                                467,208,368
                                                                                             --------------
     ELECTRIC UTILITIES 2.0%
     Constellation Energy Group Inc. ....................       United States   1,503,980        39,930,669
     E.On AG ............................................          Germany        616,227        32,043,431
     Endesa SA ..........................................           Spain       2,511,576        39,291,945
     Endesa SA, ADR .....................................           Spain          91,345         1,431,376
    *PG & E Corp. .......................................       United States   2,641,435        50,821,209
                                                                                             --------------
                                                                                                163,518,630
                                                                                             --------------
     ENERGY EQUIPMENT & SERVICES .4%
     Halliburton Co. ....................................       United States   2,179,870        28,556,297
                                                                                             --------------
     FOOD & DRUG RETAILING 1.2%
     CVS Corp. ..........................................       United States   1,310,935        38,803,676
    *Kroger Co. .........................................       United States   2,886,635        60,244,072
                                                                                             --------------
                                                                                                 99,047,748
                                                                                             --------------
     FOOD PRODUCTS 1.4%
     Cadbury Schweppes PLC ..............................      United Kingdom   4,209,072        26,831,226
     Nestle SA ..........................................        Switzerland      300,024        63,971,388
     Orkla ASA ..........................................          Norway       1,476,090        25,014,848
                                                                                             --------------
                                                                                                115,817,462
                                                                                             --------------
     HEALTH CARE PROVIDERS & SERVICES 2.2%
    *Anthem Inc. ........................................       United States     506,295        25,061,603
     CIGNA Corp. ........................................       United States     545,485        50,539,185
    *Genesis Health Ventures Inc. .......................       United States     496,885        10,683,028
     Health Net Inc., A .................................       United States   1,040,210        22,655,774
   *+Kindred Healthcare Inc. ............................       United States   1,181,590        58,370,546

MUTUAL SHARES FUND

                                                                                  SHARES/
                                                                  COUNTRY        WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     HEALTH CARE PROVIDERS & SERVICES (CONT.)
   *+Kindred Healthcare Inc., wts., Series A, 4/20/06 ...       United States     211,977    $    4,027,563
   *+Kindred Healthcare Inc., wts., Series B, 4/20/06 ...       United States     529,943         8,558,579
                                                                                             --------------
                                                                                                179,896,278
                                                                                             --------------
     HOTELS RESTAURANTS & LEISURE 1.4%
    *+Fine Host Corp. ...................................       United States     784,457         7,766,124
     P & O Princess Cruises PLC .........................      United Kingdom   7,531,200        43,843,400
    *Park Place Entertainment Corp. .....................       United States   6,091,135        55,855,708
     Starwood Hotels & Resorts Worldwide Inc. ...........       United States     261,490         7,805,477
                                                                                             --------------
                                                                                                115,270,709
                                                                                             --------------
    *HOUSEHOLD DURABLES
     Bulova Corp. .......................................       United States      37,900           994,875
                                                                                             --------------
     HOUSEHOLD PRODUCTS .8%
     Kimberly-Clark Corp. ...............................       United States   1,063,415        63,592,217
                                                                                             --------------
     INDUSTRIAL CONGLOMERATES 1.2%
     Tyco International Ltd. ............................       United States   1,630,198        96,018,662
                                                                                             --------------
     INSURANCE 5.3%
     Ace Ltd. ...........................................          Bermuda        543,365        21,816,105
    *Alleghany Corp. ....................................       United States     315,786        60,773,016
     MBIA Inc. ..........................................       United States     931,177        49,939,022
 *(R)Montpelier Re Holdings Ltd. ........................          Bermuda        101,190        10,119,000
     Muenchener Rueckversicherungs-Gesellschaft .........          Germany         46,630        12,663,411
     Old Republic International Corp. ...................       United States   2,520,295        70,593,463
 *(R)Olympus Re Holdings Ltd. ...........................          Bermuda        202,380        20,238,000
     Partnerre Ltd. .....................................          Bermuda        209,000        11,286,000
    *Principal Financial Group ..........................       United States     373,195         8,956,680
     White Mountains Insurance Group Inc. ...............       United States     387,190       134,742,120
 *(R)White Mountains Insurance Group Inc. (Restricted) ..       United States      85,000        28,101,000
                                                                                             --------------
                                                                                                429,227,817
                                                                                             --------------
    *MACHINERY .3%
     Joy Global Inc. ....................................       United States   1,393,821        23,416,193
*+(R)Lancer Industries Inc., B ..........................       United States           3         4,357,548
                                                                                             --------------
                                                                                                 27,773,741
                                                                                             --------------
     MARINE .3%
     Peninsular & Oriental Steam Navigation Co. .........      United Kingdom   7,829,163        27,090,431
                                                                                             --------------
     MEDIA 8.9%
    *Dow Jones & Co. Inc. ...............................       United States     232,410        12,719,799
    *Fox Entertainment Group Inc., A ....................       United States   1,221,685        32,411,303
    *General Motors Corp., H ............................       United States   2,989,109        46,181,734
     Lagardere SCA ......................................          France       2,834,419       118,617,113
    *Liberty Media Corp., A .............................       United States   7,673,869       107,434,166
     Meredith Corp. .....................................       United States   1,075,135        38,328,563

MUTUAL SHARES FUND

                                                                                  SHARES/
                                                                  COUNTRY        WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     MEDIA (CONT.)
     Readers Digest Association Inc., A .................       United States   1,421,315    $   32,803,950
     Scripps Co., A .....................................       United States   1,939,775       128,025,150
    *USA Networks Inc. ..................................       United States   2,031,075        55,468,658
     Washington Post Co., B .............................       United States     265,838       140,894,140
                                                                                             --------------
                                                                                                712,884,576
                                                                                             --------------
     MULTI-UTILITIES .7%
     Suez SA ............................................          France       1,720,228        52,077,529
                                                                                             --------------
     MULTILINE RETAIL 2.7%
    *Federated Department Stores Inc. ...................       United States   3,575,045       146,219,340
     May Department Stores Co. ..........................       United States   2,003,520        74,090,170
                                                                                             --------------
                                                                                                220,309,510
                                                                                             --------------
     OIL & GAS 1.7%
     BP PLC .............................................      United Kingdom   2,726,205        21,187,505
     BP PLC, ADR ........................................      United Kingdom     361,960        16,834,760
     Burlington Resources Inc. ..........................       United States   1,428,825        53,638,090
     Conoco Inc., A .....................................       United States   1,614,170        45,681,011
                                                                                             --------------
                                                                                                137,341,366
                                                                                             --------------
     PAPER & FOREST PRODUCTS 3.9%
     Abitibi-Consolidated Inc. ..........................          Canada      10,129,487        73,801,681
     Boise Cascade Corp. ................................       United States   1,592,995        54,177,760
     International Paper Co. ............................       United States   2,739,570       110,541,650
     Mead Corp. .........................................       United States   2,274,820        70,269,190
     Willamette Industries Inc. .........................       United States      96,200         5,013,944
                                                                                             --------------
                                                                                                313,804,225
                                                                                             --------------
     PHARMACEUTICALS 2.5%
     Daiichi Pharmaceutical Co. .........................           Japan         854,830        16,632,203
     ICN Pharmaceuticals Inc. ...........................       United States   1,542,435        51,671,573
     Merck & Co. Inc. ...................................       United States   1,110,450        65,294,460
     Schering-Plough Corp. ..............................       United States     696,345        24,936,114
     Takeda Chemical Industries Ltd. ....................           Japan       1,030,360        46,620,134
                                                                                             --------------
                                                                                                205,154,484
                                                                                             --------------
     REAL ESTATE 2.5%
   *+Alexander's Inc. ...................................       United States     383,200        21,804,080
    *Canary Wharf Group PLC .............................      United Kingdom  18,815,828       122,066,007
 *(R)Security Capital European Realty ...................        Luxembourg       685,950        10,052,597
     St. Joe Co. ........................................       United States     853,035        23,671,721
     Ventas Inc. ........................................       United States   1,778,665        20,454,648
                                                                                             --------------
                                                                                                198,049,053
                                                                                             --------------
     ROAD & RAIL 1.5%
     Burlington Northern Santa Fe Corp. .................       United States   1,405,955        40,111,896
     Canadian National Railway Co. ......................          Canada         424,710        20,407,365

MUTUAL SHARES FUND

                                                                                  SHARES/
                                                                  COUNTRY        WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
     ROAD & RAIL (CONT.)
     Florida East Coast Industries Inc., A ..............       United States   1,925,260      $   44,569,769
     Florida East Coast Industries Inc., B ..............       United States     410,211           8,573,410
     Railtrack Group PLC ................................      United Kingdom   5,916,462           6,780,984
                                                                                               --------------
                                                                                                  120,443,424
                                                                                               --------------
    *SEMICONDUCTOR EQUIPMENT & PRODUCTS .5%
     Agere Systems Inc., A ..............................       United States   7,021,450          39,952,051
                                                                                               --------------
    *SPECIALTY RETAIL .3%
     Payless Shoesource Inc. ............................       United States     487,874          27,394,125
                                                                                               --------------
     TEXTILES & APPAREL .3%
     Compagnie Financiere Richemont AG, A ...............        Switzerland      232,745           4,324,760
     Jones Apparel Group Inc. ...........................       United States     682,130          22,626,252
                                                                                               --------------
                                                                                                   26,951,012
                                                                                               --------------
     TOBACCO 4.7%
     Altadis SA .........................................           Spain       6,023,255         102,435,398
     British American Tobacco PLC .......................      United Kingdom  10,667,287          90,433,629
     British American Tobacco PLC, ADR ..................      United Kingdom     104,250           1,772,250
     Gallaher Group PLC .................................      United Kingdom   5,273,061          36,069,548
     Gallaher Group PLC, ADR ............................      United Kingdom     160,000           4,312,000
     Philip Morris Cos. Inc. ............................       United States   1,679,830          77,020,206
     UST Inc. ...........................................       United States   1,783,300          62,415,500
                                                                                               --------------
                                                                                                  374,458,531
                                                                                               --------------
    *WIRELESS TELECOMMUNICATION SERVICES 1.5%
     AT&T Wireless Services Inc. ........................       United States   6,420,526          92,262,958
     U.S. Cellular Corp. ................................       United States     561,675          25,415,794
                                                                                               --------------
                                                                                                  117,678,752
                                                                                               --------------
     TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $4,333,891,208) ............................                                       5,658,818,362
                                                                                               --------------
     PREFERRED STOCKS .3%
     Genesis Health Ventures Inc., PIK, 6.00%. pfd. .....       United States       5,772             565,656
     Henkel KGAA, pfd. ..................................          Germany        337,672          18,941,791
                                                                                               --------------
     TOTAL PREFERRED STOCKS (COST $20,528,333) ..........                                          19,507,447
                                                                                               --------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                              ----------------
     CORPORATE BONDS & NOTES 1.9%
    +DecisionOne Corp., Term Loan .......................       United States $ 17,284,660     $   12,444,956
     Eurotunnel Finance Ltd.:
         Equity Note, 12/31/03 ..........................      United Kingdom    7,369,442 GBP      4,182,917
         Participating Loan Note, 4/30/40 ...............      United Kingdom    1,482,000 GBP        776,481

MUTUAL SHARES FUND

                                                                                 PRINCIPAL
                                                                  COUNTRY        AMOUNT**         VALUE
-------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS & NOTES (CONT.)
     Eurotunnel PLC:
         12/31/25, Tier 3 .................................    United Kingdom     9,998,539 GBP $   8,876,595
         12/31/50, Resettable Advance R5 ..................    United Kingdom     6,389,662 GBP     3,254,812
         Stabilization Advance S8, Tier 1 .................    United Kingdom     4,533,094 GBP     1,451,435
         Stabilization Advance S8, Tier 2 .................    United Kingdom     3,329,082 GBP     1,065,927
     Eurotunnel SA:
         7/07/02, Tier 1 (Pibor) ..........................        France           812,702 EUR       636,794
         7/07/02, Tier 3 (Pibor) ..........................        France         3,701,524 EUR     2,010,462
         12/31/25, Tier 3 (Libor) .........................        France        32,622,664 EUR    17,718,816
         12/31/50, Resettable Advance R4 ..................        France        36,176,315 EUR    11,273,994
         Stabilization Advance S6, Tier 1 (Pibor) .........        France         1,849,047 EUR       362,206
         Stabilization Advance S6, Tier 2 (Libor) .........        France         7,804,740 EUR     1,528,856
         Stabilization Advance S7, Tier 1 (Libor) .........        France         4,122,676 EUR       807,583
     Fremont General Corp., Series B, 7.875%, 3/17/09 .....     United States     2,482,000         1,824,270
     HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06 .........    United Kingdom     7,930,000         2,458,300
     Metromedia Fiber Network Inc.:
         14.00%, 3/15/07 ..................................     United States    36,500,000        24,090,000
         10.00%, 11/15/08 .................................     United States    13,375,000         3,945,625
         10.00%, 12/15/09 .................................     United States    19,040,000         5,616,800
         10.00%, 12/15/09 .................................     United States    10,745,000 EUR     2,726,696
     Providian Financial Corp, senior note, cvt.,
        zero cpn., 2/15/21 ................................     United States    11,280,000         1,988,100
     Southwest Royalties Inc., B, 10.50%, 10/15/04 ........     United States    15,693,000        12,554,400
     Xerox Credit Corp.:
         0.80%, 12/16/02 ..................................     United States 2,000,000,000 JPY    14,039,371
         1.50%, 6/06/05 ...................................     United States 2,200,000,000 JPY    11,246,757
         2.00%, 6/06/07 ...................................     United States 1,200,000,000 JPY     5,768,350
                                                                                                -------------
     TOTAL CORPORATE BONDS & NOTES (COST $149,522,118) ....                                       152,650,503
                                                                                                -------------
    *BONDS & NOTES IN REORGANIZATION 5.0%

     Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11 ..     United States       775,000            48,825
     Comdisco Inc.:
         6.13%, 8/01/01 ...................................     United States     7,945,000         6,117,650
         7.23%, 8/16/01 ...................................     United States     3,750,000         2,906,250
         6.65%, 11/13/01 ..................................     United States     3,000,000         2,310,000
         6.375%, 11/30/01 .................................     United States     5,550,000         4,218,000
         6.00%, 1/30/02 ...................................     United States     2,620,000         2,017,400
         5.95%, 4/30/02 ...................................     United States    12,955,000         9,845,800
         6.125%, 1/15/03 ..................................     United States     1,850,000         1,424,500
         9.50%,  8/15/03 ..................................     United States     3,560,000         2,830,200
         Revolver .........................................     United States     3,716,000         2,958,865

MUTUAL SHARES FUND

                                                                                 PRINCIPAL
                                                                  COUNTRY        AMOUNT**         VALUE
------------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)
     Dow Corning Corp.:
         8.55%, 3/01/01 ...................................     United States $    500,000      $    750,000
         9.38%, 2/01/08 ...................................     United States    2,170,000         3,689,000
         8.15%, 10/15/29 ..................................     United States    5,280,000         8,289,600
         9.50%, 8/10/95 ...................................     United States    1,250,000         2,150,000
         Bank Claim .......................................     United States    1,000,000         1,460,000
         Bank Claim #2 ....................................     United States    1,391,595         2,017,813
         Bank Debt ........................................     United States    2,738,952         3,971,480
         Bank Debt ........................................     United States  600,000,000 JPY     6,958,645
         Bank Debt #1 .....................................     United States    7,500,000        10,875,000
     Edison International, 6.875%, 9/15/04 ................     United States    4,649,000         4,230,590
     Enron Corp.:
         9.125%, 4/01/03 ..................................     United States    1,853,000           347,437
         0.679%, 6/18/03 ..................................     United States  400,000,000 JPY       572,257
         144A, 8.00%, 8/15/05 .............................     United States    5,559,000         1,042,312
         7.125%, 5/15/07 ..................................     United States      371,000            69,562
         6.725%, 11/17/08 .................................     United States    1,850,000           346,875
     Enron Corp. Trust II, 144A, 7.375%, 5/15/06 ..........     United States    3,778,000           708,375
     Genesis Health Ventures Inc., zero cpn., 9/15/04 .....     United States        5,525             5,525
     Harnischfeger Industries Inc.:
         8.90%, 3/01/22 ...................................     United States    6,565,000           485,810
         8.70%, 6/15/22 ...................................     United States    6,004,000           452,101
         7.25%, 12/15/25 ..................................     United States    8,965,000           670,582
         6.875%, 2/15/27 ..................................     United States    7,663,000           563,230
         Revolver .........................................     United States    9,933,950           721,205
     Integrated Health Services Inc.:
         Revolver .........................................     United States   14,166,776         8,145,896
         Tranche B, Term Loan .............................     United States   16,412,710         9,437,308
         Tranche C, Term Loan .............................     United States      885,500           509,162
     Laidlaw Inc.:
         7.70%, 8/15/02 ...................................        Canada       11,650,000         6,349,250
         7.05%, 5/15/03 ...................................        Canada        7,120,000         3,916,000
         6.65%, 10/01/04 ..................................        Canada          360,000           192,600
         7.875%, 4/15/05 ..................................        Canada        6,565,000         3,545,100
         6.50%, 5/01/05 ...................................        Canada        5,560,000         2,974,600
         7.65%, 5/15/06 ...................................        Canada        3,945,000         2,189,475
         6.70%,  5/01/08 ..................................        Canada        4,965,000         2,656,275
         8.75%, 4/15/25 ...................................        Canada        6,260,000         3,411,700
         6.72%, 10/01/27 ..................................        Canada       13,910,000         7,441,850
         Revolver .........................................        Canada       30,790,133        17,550,376
     Loewen Group Inc.:
         144A, 6.70%, 10/01/99 ............................        Canada        6,510,000         3,450,300
         Revolver .........................................        Canada       11,267,958         8,112,930
         Series 5, 6.10%, 10/01/02 ........................        Canada        5,648,000 CAD     2,476,805
         Term Loan ........................................        Canada        1,881,500         1,354,680

MUTUAL SHARES FUND

                                                                                 PRINCIPAL
                                                                  COUNTRY        AMOUNT**         VALUE
-------------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)
     Loewen Group International Inc.:
         Series 6, 7.20%, 6/01/03 ..........................       Canada     $   31,445,000     $  16,665,850
         Series 7, 7.60%, 6/01/08 ..........................       Canada         21,575,000        11,434,750
     NTL Communications Corp.:
         12.75%, 4/15/05 ...................................    United States      4,755,000         1,616,700
         9.25%, 11/15/06 ...................................    United States      3,935,000 EUR     1,103,674
         10.00%, 2/15/07 ...................................    United States      9,347,000         3,224,715
         12.375%, 2/01/08 ..................................    United States      3,915,000 EUR     1,098,064
         11.50%, 10/01/08 ..................................    United States     18,493,000         6,380,085
         9.875%, 11/15/09 ..................................    United States      2,750,000 EUR       759,067
         Series B, 12.375%, 10/01/08 .......................    United States     6,804,000         1,735,020
         Series B, 9.75%, 4/15/09 ..........................    United States     12,904,000 GBP     4,897,698
         Series B, 11.50%, 11/15/09 ........................    United States      5,200,000 EUR     1,078,170
         Series B, 11.875%, 10/01/10 .......................    United States      6,210,000         2,204,550
     NTL Inc.:
         9.75%, 4/01/08 ....................................    United States     14,040,000         3,650,400
         cvt., 5.75%, 12/15/09 .............................    United States     15,670,000         1,743,288
         Series B, 11.50%, 2/01/06 .........................    United States     16,253,000         5,607,285
         Series B, 9.50%, 4/01/08 ..........................    United States        915,000 GBP       412,822
         Series B, 10.75%, 4/01/08 .........................    United States     14,525,000 GBP     5,496,289
     Optel Inc.:
         13.00%, 2/15/05 ...................................    United States     12,390,000         2,106,300
         11.50%, 7/01/08 ...................................    United States        475,000            80,750
     Osprey Trust:
         6.375%, 1/15/03 ...................................    United States      1,900,000 EUR       317,205
         7.797%, 1/15/03 ...................................    United States      1,849,000           346,688
         senior sec. note, 144A, 6.375%, 1/15/03 ...........    United States        745,000 EUR       124,378
         senior sec. note, 144A, 7.797%, 1/15/03 ...........    United States      3,708,000           732,330
         senior sec. note, 144A, 8.310%, 1/15/03 ...........    United States     27,410,000         5,413,475
     Owens Corning, Revolver ...............................    United States     33,293,719        23,305,604
     PG & E Corp.:
          Commercial Paper, 1/18/01 ........................    United States      1,465,000         1,318,500
         Commercial Paper, 1/30/01 .........................    United States        735,000           661,500
         Commercial Paper, 2/16/01 .........................    United States      2,200,000         1,980,000
         7.375%, 11/01/05 ..................................    United States     36,340,000        38,157,000
         6.75%, 10/01/23 ...................................    United States        385,000           361,900
         FRN 144A, 7.575%, 10/31/01 ........................    United States     31,560,000        29,824,200
         MTN, 5.94%, 10/07/03 ..............................    United States      1,825,000         1,733,750
         Revolver ..........................................    United States      6,879,858         6,432,667
         Trade Claim .......................................    United States      6,183,284         5,874,120
     Port Seattle Wash Indl DV Cpt. Proj., 6.00%, 12/01/17 .    United States        385,000            24,255
     Pratama Datakom Asia BV:
          144A, 12.75%, 7/15/05 ............................      Indonesia       14,685,000         1,321,650
         Reg S, 12.75%, 7/15/05 ............................      Indonesia        2,690,000           242,100

MUTUAL SHARES FUND

                                                                                 PRINCIPAL
                                                                  COUNTRY        AMOUNT**         VALUE
------------------------------------------------------------------------------------------------------------
    *BONDS & NOTES IN REORGANIZATION (CONT.)
     Safety Kleen Corp.:
         9.25%, 5/15/09 ....................................    United States $   1,085,000     $          109
         Bank Claim ........................................    United States       966,465 CAD        190,720
         Revolver ..........................................    United States     8,315,291          2,993,505
         Term Loan A .......................................    United States     8,145,199          2,932,272
         Term Loan B .......................................    United States     8,098,343          2,915,403
         Term Loan C .......................................    United States     8,098,343          2,915,403
     Safety Kleen Services, 9.25%, 6/01/08 .................    United States        85,000                  9
     Southern California Edison Co.:
         Commercial Paper, 1/22/01 .........................    United States     1,840,000          1,738,800
         FRN, 6.5138%, 5/01/02 .............................    United States     9,140,000          8,820,100
         7.20%, 11/03/03 ...................................    United States    19,342,000         19,632,130
         6.375%, 1/15/06 ...................................    United States     1,090,000          1,035,500
         7.125%, 7/15/25 ...................................    United States       905,000            859,750
     United Companies Financial Corp., Revolver ............    United States    45,581,514            455,815
     Wyndham International Inc., Bank Claim ................    United States     3,817,000          3,149,025
                                                                                                --------------
     TOTAL BONDS & NOTES IN REORGANIZATION
         (COST $356,437,523) ...............................                                       405,874,536
                                                                                                --------------

                                                                              SHARES/PRINCIPAL
                                                                                  AMOUNT**
                                                                              -----------------
     COMPANIES IN LIQUIDATION .2%
   *+City Investing Company Liquidating Trust ..............    United States     4,373,476          7,566,113
   *+MBOP Liquidating Trust ................................    United States       574,712            287,356
     Nippon Credit Bank Ltd., Bank Claim ...................        Japan       923,004,431 JPY         35,917
     Nippon Total Finance, Bank Claim ......................        Japan       876,860,484 JPY          8,029
     Peregrine Investments Holdings Ltd.:
          6.70%, 1/15/98 ...................................      Hong Kong         500,000             12,500
         zero cpn., 1/22/98 ................................      Hong Kong      95,000,000 JPY         57,989
         2.60%, 6/30/00 ....................................      Hong Kong     250,000,000 JPY        152,602
         cvt., 4.50%, 12/01/17 .............................      Hong Kong      22,710,000          3,633,600
    *Roeser & Pendelton Liquidating Trust ..................    United States         2,800              6,246
                                                                                                --------------
     TOTAL COMPANIES IN LIQUIDATION (COST $682,013) ........                                        11,760,352
                                                                                                --------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                              -----------------
     GOVERNMENT AGENCIES 17.9%
     Federal Home Loan Bank, 1.80% to 5.02%, with
        maturities to 12/06/02 .............................    United States$  216,607,000        215,656,491
     Federal Home Loan Mortgage Corp., 1.80% to 4.985%,
        with maturities to 12/05/02 ........................    United States   326,375,000        323,432,116
    bFederal National Mortgage Association, 1.80% to 4.65%,
        with maturities to 11/29/02 ........................    United States   866,113,000        860,498,111
     U.S. Treasury Bills,  2.067% to 2.13%, with
        maturities to 3/14/02 ..............................    United States    45,000,000         44,884,587
                                                                                                --------------
     TOTAL GOVERNMENT AGENCIES (COST $1,440,623,529) .......                                     1,444,471,305
                                                                                                --------------

MUTUAL SHARES FUND

                                                                  COUNTRY          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
   +aSHORT TERM INVESTMENTS (COST $356,099,507) 4.4%
     Franklin Institutional Fiduciary Trust Money
        Market Portfolio ................................       United States    356,099,507      356,099,507
                                                                                              ---------------
     TOTAL INVESTMENTS (COST $6,657,784,231) 99.9% ......                                     $ 8,049,182,012
     SECURITIES SOLD SHORT ..............................                                          (1,343,272)
     NET EQUITY IN FORWARD CONTRACTS ....................                                           4,069,448
     OTHER ASSETS, LESS LIABILITIES .1% .................                                           5,449,773
                                                                                              ---------------
     TOTAL NET ASSETS 100.0% ............................                                     $ 8,057,357,961
                                                                                              ---------------
     SECURITIES SOLD SHORT (PROCEEDS $1,386,838)


     ISSUER                                                       COUNTRY          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------
     Amgen Inc. .........................................       United States         23,800  $     1,343,272
                                                                                              ---------------


     CURRENCY ABBREVIATIONS:
     CAD-- Canadian Dollar
     EUR-- European Unit
     GBP-- British Pound
     JPY-- Japanese Yen




*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
aSee Note 3 regarding investments in the "Sweep Money Fund."
bSee note 1(e) regarding securities segregated with broker for securities sold short.
(R)See note 7 regarding restricted securities. +See note 8 regarding holdings of 5% voting securities.




                       See notes to financial statements.

MUTUAL SHARES FUND

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $6,209,454,068) ...........................     $7,543,310,787
  Non controlled affiliates (cost $448,330,163) ........................        505,871,225   $8,049,182,012
                                                                             --------------
 Cash ..................................................................                          13,140,509
 Foreign cash, at value (cost $11,534,410) .............................                          11,333,579
 Receivables:
  Investment securities sold ...........................................                          12,897,018
  Capital shares sold ..................................................                          15,272,360
  Dividends and interest ...............................................                          11,897,146
 Unrealized gain on forward exchange contracts (Note 6) ................                          10,208,786
                                                                                              --------------
      Total assets .....................................................                       8,123,931,410
                                                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased ......................................                          40,112,857
  Capital shares redeemed ..............................................                          10,701,912
  To affiliates ........................................................                           7,721,606
 Securities sold short, at value (proceeds $1,386,838) .................                           1,343,272
 Unrealized loss on forward exchange contracts (Note 6) ................                           6,139,338
 Accrued expenses ......................................................                             554,464
                                                                                              --------------
      Total liabilities ................................................                          66,573,449
                                                                                              --------------
Net assets, at value ...................................................                      $8,057,357,961
                                                                                              ==============
Net assets consist of:
 Undistributed net investment income ...................................                      $    1,754,922
 Net unrealized appreciation ...........................................                       1,395,309,975
 Accumulated net realized gain .........................................                          90,883,230
 Capital shares ........................................................                       6,569,409,834
                                                                                              --------------
Net assets, at value ...................................................                      $8,057,357,961
                                                                                              ==============

MUTUAL SHARES FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
DECEMBER 31, 2001


CLASS Z:
 Net asset value and maximum offering price per share
  ($5,465,074,975 / 281,124,721 shares outstanding) ..........................................         $19.44
                                                                                                       ======
CLASS A:
 Net asset value per share ($1,580,046,263 / 81,568,808 shares outstanding) ..................         $19.37
                                                                                                       ======
 Maximum offering price per share ($19.37 / 94.25%) ..........................................         $20.55
                                                                                                       ======

CLASS B:
 Net asset value and maximum offering price per share
  ($126,579,025 / 6,620,139 shares outstanding)* .............................................         $19.12
                                                                                                       ======
CLASS C:
 Net asset value per share ($885,657,698 / 45,982,624 shares outstanding)* ...................         $19.26
                                                                                                       ======
 Maximum offering price per share ($19.26 / 99.00%) ..........................................         $19.45
                                                                                                       ======


Redemption price per share is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.
                                                                              27

MUTUAL SHARES FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

Investment Income:
 Dividends
   Unaffiliated issuers ....................................................     $69,385,954
   Non-controlled affiliated issuers (Note 8) ..............................      12,339,599
 Interest
   Unaffiliated issuers ....................................................      91,408,216
   Non-controlled affiliated issuers (Note 8) ..............................         196,496
                                                                                 -----------
      Total investment income ..............................................                  $173,330,265
Expenses:
 Management fees (Note 3) ..................................................      47,284,733
 Administrative fees (Note 3) ..............................................       6,169,003
 Distribution fees (Note 3)
  Class A ..................................................................       5,065,580
  Class B ..................................................................         724,705
  Class C ..................................................................       8,300,785
 Transfer agent fees (Note 3) ..............................................       6,179,000
 Custodian fees ............................................................         416,900
 Reports to shareholders ...................................................          90,400
 Registration and filing fees ..............................................         181,600
 Professional fees .........................................................         596,100
 Directors' fees and expenses ..............................................         297,100
 Dividends for securities sold short .......................................         906,027
 Other .....................................................................          62,200
                                                                                 -----------
      Total expenses .......................................................                    76,274,133
                                                                                              ------------
           Net investment income ...........................................                    97,056,132
                                                                                              ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
   Unaffiliated issuers ....................................................     347,650,077
   Non-controlled affiliated issuers (Note 8) ..............................      47,381,676
  Foreign currency transactions ............................................        (415,976)
                                                                                 -----------
      Net realized gain ....................................................                   394,615,777
 Net unrealized appreciation (depreciation) on:
  Investments ..............................................................     (85,584,740)
  Translation of assets and liabilities denominated in foreign currencies ..      44,960,070
                                                                                 -----------
      Net unrealized depreciation ..........................................                   (40,624,670)
                                                                                              ------------
Net realized and unrealized gain ...........................................                   353,991,107
                                                                                              ------------
Net increase in net assets resulting from operations .......................                  $451,047,239
                                                                                              ============


                       See notes to financial statements.

MUTUAL SHARES FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                  2001           2000
                                                                             -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................... $   97,056,132  $   110,398,674
  Net realized gain from investments and foreign currency transactions ....    394,615,777    1,007,330,848
  Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies ............................    (40,624,670)    (214,548,098)
                                                                            --------------------------------
      Net increase in net assets resulting from operations ................    451,047,239      903,181,424
Distributions to shareholders from:
 Net investment income:
  Class Z .................................................................    (65,590,209)    (174,856,788)
  Class A .................................................................    (13,394,088)     (37,605,039)
  Class B .................................................................       (617,527)        (736,237)
  Class C .................................................................     (2,259,605)     (18,026,689)
  Net realized gains:
  Class Z .................................................................   (362,534,231)    (624,895,310)
  Class A .................................................................    (99,069,017)    (149,893,463)
  Class B .................................................................     (6,428,626)      (3,647,966)
  Class C .................................................................    (57,016,525)     (91,536,512)
                                                                            --------------------------------
Total distributions to shareholders .......................................   (606,909,828)  (1,101,198,004)
Capital share transactions (Note 2):
  Class Z .................................................................    198,887,530      (71,178,340)
  Class A .................................................................    334,452,503      (48,885,420)
  Class B .................................................................     97,155,453       13,932,933
  Class C .................................................................    145,921,289     (108,956,832)
                                                                            --------------------------------
Total capital share transactions ..........................................    776,416,775     (215,087,659)
   Net increase (decrease) in net assets ..................................    620,554,186     (413,104,239)
Net assets:
 Beginning of year ........................................................  7,436,803,775    7,849,908,014
                                                                            --------------------------------
 End of year .............................................................. $8,057,357,961  $ 7,436,803,775
                                                                            ================================
Undistributed net investment income included in net assets:
 End of year .............................................................. $    1,754,922  $   (28,882,208)
                                                                            ================================


                       See notes to financial statements.

MUTUAL SHARES FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Shares Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

MUTUAL SHARES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. OPTION CONTRACTS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price at any time until the contracts' stated expiration date. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When the exercise of an option results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include price movements in the underlying securities, the possibility there may be an illiquid options market, or the inability of the counterparties to fulfill their obligations under the contract.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

F. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

MUTUAL SHARES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

H. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B and Class C shares. Effective January 1, 2002, a fifth class of shares, Class R, was established. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2001, there were 1.7 billion shares authorized ($0.001 par value) of which 1 billion, 250 million, 200 million and 250 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                     2001                         2000
                                                      ----------------------------------------------------------------
                                                              SHARES      AMOUNT          SHARES      AMOUNT
                                                      ----------------------------------------------------------------
CLASS Z SHARES:
Shares sold .......................................       11,218,339   $ 230,382,151       8,401,448   $ 169,274,555
Shares issued on reinvestment of distributions ....       18,975,814     373,690,833      36,372,598     694,521,339
Shares redeemed ...................................      (19,841,416)   (405,185,454)    (46,677,074)   (934,974,234)
                                                      ----------------------------------------------------------------
Net increase (decrease) ...........................       10,352,737   $ 198,887,530      (1,903,028)  $ (71,178,340)
                                                      ================================================================

                                                                          YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                     2001                         2000
                                                      ----------------------------------------------------------------
                                                              SHARES      AMOUNT          SHARES      AMOUNT
                                                      ----------------------------------------------------------------
CLASS A SHARES:
Shares sold .......................................       25,225,711   $ 516,510,218      11,888,627   $ 238,134,009
Shares issued on reinvestment of distributions ....        5,469,136     107,137,183       9,462,361     180,120,228
Shares redeemed ...................................      (14,163,905)   (289,194,898)    (23,325,313)   (467,139,657)
                                                      ----------------------------------------------------------------
Net increase (decrease) ...........................       16,530,942   $ 334,452,503      (1,974,325)  $ (48,885,420)
                                                      ================================================================

MUTUAL SHARES FUND

2. CAPITAL STOCK (CONT.)

                                                                          YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                     2001                         2000
                                                      ----------------------------------------------------------------
                                                              SHARES      AMOUNT          SHARES      AMOUNT
                                                      ----------------------------------------------------------------
CLASS B SHARES:
Shares sold .....................................          4,912,351  $  98,775,151        701,518   $  13,978,868
Shares issued on reinvestment of distributions ..            345,523      6,606,648        219,958       4,147,974
Shares redeemed .................................           (415,691)    (8,226,346)      (211,342)     (4,193,909)
                                                      ----------------------------------------------------------------
Net increase ....................................          4,842,183  $  97,155,453        710,134   $  13,932,933
                                                      ================================================================

                                                                          YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                     2001                         2000
                                                      ----------------------------------------------------------------
                                                              SHARES      AMOUNT          SHARES        AMOUNT
                                                      ----------------------------------------------------------------
CLASS C SHARES:
Shares sold .....................................         10,098,351  $ 204,253,536      4,238,621   $  84,392,271
Shares issued on reinvestment of distributions ..          2,856,543     55,833,840      5,456,315     103,268,360
Shares redeemed .................................         (5,660,027)  (114,166,087)   (14,914,986)   (296,617,463)
                                                      ----------------------------------------------------------------
Net increase (decrease) .........................          7,294,867  $ 145,921,289     (5,220,050)  $(108,956,832)
                                                      ================================================================



3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisors, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Franklin Advisers Inc. The Fund earned $2,587,891 of dividend income from investment in the Sweep Money Fund.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Management fees were reduced on assets invested in the Sweep Money Fund in an amount equivalent to the expenses imposed by the Sweep Money Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

       ANNUALIZED
        FEE RATE      AVERAGE DAILY NET ASSETS
      -------------------------------------------------------------------
         0.150%       First $200 million

         0.135%       Over $200 million, up to and including $700 million
         0.100%       Over $700 million, up to and including $1.2 billion
         0.075%       Over $1.2 billion

MUTUAL SHARES FUND

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net asset of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of those Fund shares, and received contingent deferred sales charges for the period of $888,359 and $85,261, respectively.


4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:


                 Cost of investments .....................  $6,669,274,041
                                                            ---------------
                 Unrealized appreciation .................   1,575,226,941
                 Unrealized depreciation .................    (195,318,970)
                                                            ---------------
                 Net unrealized appreciation .............  $1,379,907,971
                                                            ===============
                 Undistributed ordinary income ...........  $   26,921,499
                 Undistributed long term capital gains ...      82,966,988
                                                            ---------------
                 Distributable earnings ..................  $  109,888,487
                                                            ===============


The tax character of distributions paid during the year ended December 31, 2001 and 2000, was as follows:

                 DISTRIBUTIONS PAID FROM:                           2001          2000
                                                              ---------------------------
                 Ordinary income
                   Class Z ..............................     $178,027,404 $  338,408,279
                   Class A ..............................       42,360,232     76,902,801
                   Class B ..............................        2,017,333      1,673,783
                   Class C ..............................       19,202,559     42,097,060
                 Long-term capital gain
                   Class Z ..............................      250,097,035    461,343,818
                   Class A ..............................       70,102,873    110,595,702
                   Class B ..............................        5,028,820      2,710,420
                   Class C ..............................       40,073,572     67,466,141
                                                              ---------------------------
                                                              $606,909,828 $1,101,198,004
                                                              ===========================


Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sales of foreign currencies.

At December 31, 2001, the Fund had deferred currency losses occurring subsequent to October 31, 2001 of $987,223. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend paid deduction for tax purposes.

MUTUAL SHARES FUND

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001, aggregated $3,524,650,083 and $3,862,951,798, respectively.

Transactions in options written during the year ended December 31, 2001 were as follows:

                                                                                        NUMBER
                                                                                     OF CONTRACTS     PREMIUM
                                                                                     ------------------------
Options outstanding at December 31, 2000 ...........................................      551       $ 112,730
Options written ....................................................................    2,206         595,392
Options expired ....................................................................     (551)       (112,730)
Options terminated in closing transactions .........................................     (400)       (161,831)
Options exercised ..................................................................   (1,806)       (433,561)
                                                                                     ------------------------
Options outstanding at December 31, 2001 ...........................................       --       $      --
                                                                                     ========================


6. FORWARD EXCHANGE CONTRACTS

At December 31, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                          IN       SETTLEMENT     UNREALIZED
CONTRACTS TO BUY:                                                    EXCHANGE FOR     DATE           GAIN
-----------------                                                -----------------------------------------------
 14,200,000   Danish Krone ................................      U.S. $ 1,675,991   1/16/02  U.S. $   23,116
 11,800,000   European Unit ...............................      GBP    7,424,471    2/4/02          290,788
  6,376,642   British Pounds ..............................             9,086,715   3/25/02          148,986
                                                                                                  ----------
                                                                                                     462,890
                                                                                                  ----------
CONTRACTS TO SELL:
------------------
 38,667,128   Danish Krone ................................      U.S. $ 4,704,486   1/16/02           77,755
 65,139,837   European Unit ...............................            58,654,675   1/16/02          693,211
 40,062,157   European Unit ...............................            35,958,338    2/4/02          338,297
 63,795,932   British Pounds ..............................            92,963,081    2/4/02          313,644
 78,339,354   Canadian Dollars ............................            50,652,660   2/19/02        1,591,522
 87,913,648   European Unit ...............................            79,366,264   2/27/02        1,263,889
 72,000,000   Canadian Dollar .............................            46,511,628   2/28/02        1,422,634
 54,112,906   European Unit ...............................            49,342,806   3/18/02        1,303,309
 18,622,727   European Unit ...............................            17,111,104   3/25/02          582,898
 66,281,079   British Pounds ..............................            96,358,328   3/25/02          359,176
209,776,000   Norwegian Krone .............................            23,282,302   4/15/02          185,174
 25,974,825   Swiss Francs ................................            15,825,922   6/13/02          175,588

MUTUAL SHARES FUND

6. FORWARD EXCHANGE CONTRACTS  (CONT.)

                                                                                     IN       SETTLEMENT         UNREALIZED
CONTRACTS TO SELL (CONT.):                                                      EXCHANGE FOR     DATE           GAIN (LOSS)
                                                                                --------------------------------------------
5,248,148,089 Japanese Yen ................................................        40,719,868   6/21/02    U.S. $   307,044
 68,000,000   Swiss Francs ................................................        41,028,116   9/13/02              15,782
                                                                                -------------                   ------------
                                                                            U.S. $652,479,578                     8,629,923
                                                                                =============                   ------------
          Net unrealized gain on offsetting forward exchange contracts ....                                       1,115,973
                                                                                                                ------------
                Unrealized gain on forward exchange contracts .............                                U.S. $10,208,786
                                                                                                                ============

CONTRACTS TO BUY:
  3,361,100   Canadian Dollars ............................................ U.S. $  2,134,174   2/19/02    U.S. $   (29,238)
  5,000,000   Canadian Dollars ............................................         3,167,363   2/28/02             (36,183)
 10,482,567   European Unit ...............................................         9,374,559   3/25/02             (70,980)
 14,000,000   British Pounds ..............................................        20,304,550   3/25/02             (27,449)
 14,000,000   Norwegian Krone .............................................         1,552,967   4/15/02             (11,515)
                                                                                -------------                   ------------
                                                                            U.S. $ 36,533,613                      (175,365)
                                                                                =============                   ------------

CONTRACTS TO SELL:
175,464,911   Danish Krone ................................................ U.S. $ 20,191,882   1/16/02            (803,440)
  24,750,000  European Unit ...............................................        21,957,469   1/16/02             (65,095)
  92,536,392  British Pounds ..............................................       134,153,953   1/16/02            (392,211)
  18,500,000  British Pounds ..............................................        26,866,625   1/24/02             (19,432)
  86,841,875  European Unit ...............................................        76,063,952    2/4/02          (1,148,844)
  38,730,528  British Pounds ..............................................        55,059,297    2/4/02          (1,188,202)
  60,798,721  European Unit ...............................................        53,528,032   2/27/02            (485,476)
  69,829,523  European Unit ...............................................        61,183,433   5/21/02            (683,945)
   8,020,192  Swiss Francs ................................................         4,825,627   6/13/02              (6,694)
  70,556,993  Japanese Yen ................................................           542,433   6/21/02                (884)
                                                                                -------------                   ------------
                                                                            U.S. $454,372,703                    (4,794,223)
                                                                                =============                   ------------
          Net unrealized loss on offsetting forward exchange contracts ....                                      (1,169,750)
                                                                                                                ------------
            Unrealized loss on forward exchange contracts .................                                      (6,139,338)
                                                                                                                ------------
              Net unrealized gain on forward exchange contracts ...........                                U.S. $ 4,069,448
                                                                                                                ============

MUTUAL SHARES FUND

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 2001 are as follows:

                                                                         ACQUISITION
NUMBER OF SHARES                             ISSUER                         DATE         COST          VALUE
-------------------------------------------------------------------------------------------------------------
        3     Lancer Industries Inc., B ...............................   8/11/89   $   43,590    $ 4,357,548
   101,190    Montpelier Re Holdings Ltd. .............................  12/11/01   10,119,000     10,119,000
18,938,000    Nippon Investment LLC ...................................   2/14/01   18,938,000     18,938,000
   202,380    Olympus Re Holdings Ltd. ................................  12/19/01   20,238,000     20,238,000
   685,950    Security Capital European Realty ........................    4/8/98   13,719,000     10,052,597
    85,000    White Mountains Insurance Group Inc. (Restricted) .......   8/24/01   17,000,000     28,101,000
                                                                                                  -----------
TOTAL RESTRICTED SECURITIES (1.14% OF NET ASSETS) .....................                           $91,806,145
                                                                                                  ===========

MUTUAL SHARES FUND

8. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as an investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies", including dividends and interest income at December 31, 2001 were as shown below.

                                        NUMBER OF                            NUMBER OF
                                        SHARES OR                            SHARES OR
                                        PRINCIPAL                            PRINCIPAL                                    REALIZED
                                       AMOUNT HELD     GROSS      GROSS     AMOUNT HELD      VALUE     INVESTMENT INCOME   CAPITAL
NAME OF ISSUER                        DEC. 31, 2000  ADDITIONS REDUCTIONS  DEC. 31, 2001 DEC. 31, 2001  1/1/01-12/31/01   GAIN/LOSS
-----------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Alexander's Inc. .....................   383,200          --          --      383,200    $ 21,804,080            --           --
City Investing Company
 Liquidating Trust ................... 4,314,037      59,439          --    4,373,476       7,566,113            --           --
DecisionOne Corp. ....................   457,492          --          --      457,492         457,492            --           --
DecisionOne Corp., Term Loan .........17,284,660          --          --   17,284,660      12,444,956            --
Fine Host Corp. ......................   784,457          --          --      784,457       7,766,124            --           --
Florida East Coast
 Industries Inc., A .................. 1,913,700      11,560          --    1,925,260               *   $ 7,689,480           --
Florida East Coast
 Industries Inc., B ..................   352,212      57,999          --      410,211               *     1,640,844           --
Franklin Institutional Fiduciary Trust
 Money Market Portfolio ..............        -- 356,099,507          --  356,099,507     356,099,507     2,587,891           --
Kindred Healthcare Inc. ..............        --   1,337,395    (155,805)   1,181,590      58,370,546            -- $  2,411,884
Kindred Healthcare Inc., wts.,
 Series A, 4/20/06 ...................        --     211,977          --      211,977       4,027,563            --           --
Kindred Healthcare Inc., wts.,
 Series B, 4/20/06 ...................        --     529,943          --      529,943       8,558,579            --           --
Kindred Healthcare Operating Inc,
 senior secured note, 4/18/08 ........        --  28,938,588 (28,938,588)          --              --            --      434,616
Lancer Industries Inc., B ............         3          --          --            3       4,357,548            --           --
MBOP Liquidating Trust ...............   574,712          --          --      574,712         287,356            --           --
MFN Financial Corp. ..................   573,852          --          --      573,852       5,193,361            --           --
MFN Financial Corp., Series A,
 10.00%, 3/23/01 ..................... 3,998,216          --  (3,998,216)          --               *        99,955           --
MFN Financial Corp., Series B,
 FRN, 10.9588%. 3/23/01 .............. 3,528,213          --  (3,528,213)          --               *        96,541           --
Nippon Investment LLC** ..............18,938,000          --          --   18,938,000      18,938,000            --           --
Sunbeam Corp. ........................11,260,174          -- (11,260,174)          --               *            --  (28,472,444)
Van Melle NV ......................... 1,812,527          --  (1,812,527)          --               *            --   62,923,303
White Mountains Insurance
 Group Inc. ..........................   421,384          --     (34,194)     387,190               *       421,384   10,084,317
                                                                                         ----------------------------------------
TOTAL NON CONTROLLED AFFILIATES ......                                                   $505,871,225   $12,536,095 $ 47,381,676
                                                                                         ========================================


 *As of December 31, 2001 no longer an affiliate.
**Indirectly owns 8.55% outstanding voting shares of Nippon Investment Partners LP.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Directors of Franklin Mutual Series Fund, Inc. and Shareholders of Mutual Shares Fund


We have audited the accompanying statement of assets and liabilities of Mutual Shares Fund, a portfolio of Franklin Mutual Series Fund, Inc. ("Fund"), including the statement of investments, as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Shares Fund, a portfolio of Franklin Mutual Series Fund, Inc., at December 31, 2001, the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                         /S/ ERNST AND YOUNG LLP





Boston, Massachusetts
February 1, 2002

MUTUAL SHARES FUND

Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $399,125,455 as a capital gain dividend for the fiscal year ended December 31, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 21.68% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2001.

DIRECTORS AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each director will serve until that person's successor is elected and qualified.


INDEPENDENT DIRECTORS                                 NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD I. ALTMAN, Ph.D. (60) Director  Since 1987          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Max L. Heine Professor of Financing and Vice Director, NYU Salomon Center, Stern
School of Business, New York University; editor and author of numerous financial publications; and financial consultant.
------------------------------------------------------------------------------------------------------------------------------------
ANN TORRE GRANT (43)         Director  Since 1994          6          Independent Director, USA Education, Inc. (Sallie Mae), and
51 John F. Kennedy Pkwy.                                              Condor Technology Solutions, Inc. (information technology
Short Hills, NJ 07078-2702                                            consulting).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Independent strategic and financial consultant; and FORMERLY Executive Vice
President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, USAirways, Inc. (until
1995).
------------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)    Director  Since 1996         31          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc.
(1994-1997), and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE A. MACPHERSON (71)     Director  Since 1974          6          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired, former Chairman, A.A. MacPherson, Inc., Canton, MA (representative for electrical manufacturers), and Partner/Owner McKinstry Inc., Chicopee, MA
(manufacturer of electrical enclosures).
---------------------------------------------------------------------------------------------------------------------------

                                                       NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)        Director  Since 1996         31          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer,
Landmark Banking Corporation (1969-1978), Financial Vice President, Florida
Power and Light (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (71)       Director  Since 1998         11          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (76)           Director  Since 1996         11          None
51 John F. Kennedy Pkwy.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages various personal investments); and
FORMERLY, President, F.N.C. Textiles, Inc., and Chairman of the Board, Carolace
Embroidery Co., Inc. (until 1996).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (55)          Director  Since 1991         13          Director, El Oro Mining and Exploration Company, PLC and The
51 John F. Kennedy Pkwy.                                              Exploration Company, PLC.
Short Hills, NJ 07078-2702

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS AND OFFICERS                      NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED    BY DIRECTOR*    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**PETER A. LANGERMAN (46)    Chairman  Chairman of         6          None
51 John F. Kennedy Pkwy.     of the    the Board
Short Hills, NJ 07078-2702   Board     since 2001
                             and       and
                             Director  Director
                                       since 1989

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chief Executive Officer, Franklin Mutual Advisers, LLC.
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (76)    Director  Since 1996         16          None
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Resources, Inc. and Franklin Private Client
Group, Inc.; and President, Franklin Advisory Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------


                                                       NUMBER OF
                                                   PORTFOLIOS IN FUND
                                       LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS        POSITION  TIME SERVED   BY DIRECTOR*     OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------
**DAVID J. WINTERS (39)      President Since 2001          6          None
51 John F. Kennedy Pkwy.     and
Short Hills, NJ 07078-2702   Director

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Chief Investment Officer, Franklin Mutual Advisers, LLC.
----------------------------------------------------------------------------------------------
DAVID P. GOSS (54)           Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
----------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)        Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
----------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)      Treasurer Since 2000        None         None
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)       Vice      Since 2000        None         None
One Franklin Parkway         President
San Mateo, CA 94403-1906     and
                             Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------



*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Mr. Langerman and Mr. Winters are considered interested persons of the Fund under the federal securities laws due to their positions as officers of Franklin Mutual Advisers, LLC., the Fund's advisor.


--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

[LOGO OMITTED]
FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906



ANNUAL REPORT
MUTUAL BEACON FUND

CHAIRMAN OF THE BOARD
Peter A. Langerman

PRESIDENT
David J. Winters

AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current
Mutual Beacon Fund prospectus, which contains more complete information including risk factors, charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

476 A2001 02/02  [recycle logo omitted] Printed on recycled paper